Label	Element	Value
Amplify BlueStar Israel Technology ETF | Elbit Systems Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.70%
Amplify BlueStar Israel Technology ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.00%
Amplify BlueStar Israel Technology ETF | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.70%
Amplify BlueStar Israel Technology ETF | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Amplify BlueStar Israel Technology ETF | Nova Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Amplify BlueStar Israel Technology ETF | Nice Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Amplify BlueStar Israel Technology ETF | Next Vision Stabilized Systems Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Amplify BlueStar Israel Technology ETF | Amdocs Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Amplify BlueStar Israel Technology ETF | Ormat Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Amplify BlueStar Israel Technology ETF | Enlight Renewable Energy Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Amplify BlueStar Israel Technology ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	60.60%
Amplify BlueStar Israel Technology ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.90%
Amplify BlueStar Israel Technology ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.50%
Amplify BlueStar Israel Technology ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Amplify BlueStar Israel Technology ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Amplify BlueStar Israel Technology ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Amplify BlueStar Israel Technology ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Amplify BlueStar Israel Technology ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%